American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
October 31, 2023

One Choice Blend+ 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 42.7%
Avantis Core Fixed Income Fund G Class	982,982	7,736,066
Avantis Short-Term Fixed Income Fund G Class	106,362	981,722
High Income Fund G Class	183,431	1,467,450
Inflation-Adjusted Bond Fund G Class	133,017	1,350,121
Short Duration Inflation Protection Bond Fund G Class	132,999	1,343,293
		12,878,652
Domestic Equity Funds — 32.0%
American Century Low Volatility ETF	25,477	1,100,359
Avantis U.S. Equity Fund G Class	217,281	2,976,748
Avantis U.S. Small Cap Value Fund G Class	20,942	286,703
Focused Large Cap Value Fund G Class	239,054	2,220,812
Growth Fund G Class	42,698	1,950,463
Heritage Fund G Class(2)	12,351	266,165
Mid Cap Value Fund G Class	37,270	535,570
Small Cap Growth Fund G Class	16,633	288,082
		9,624,902
International Fixed Income Funds — 13.0%
Emerging Markets Debt Fund G Class	68,561	573,853
Global Bond Fund G Class	407,911	3,353,030
		3,926,883
International Equity Funds — 12.3%
Avantis Emerging Markets Equity Fund G Class	26,697	271,772
Avantis International Equity Fund G Class	132,871	1,385,846
Focused International Growth Fund G Class	53,112	758,445
Global Real Estate Fund G Class	33,430	357,700
International Small-Mid Cap Fund G Class	9,091	76,183
International Value Fund G Class	109,379	850,968
		3,700,914
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $31,622,866)		30,131,351
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$30,131,351

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$7,092	$1,241	$219	$(378)	$7,736	983	$(33)	$79
Avantis Short-Term Fixed Income Fund	893	122	28	(5)	982	106	(2)	7
High Income Fund	1,394	217	97	(47)	1,467	183	(10)	25
Inflation-Adjusted Bond Fund	1,263	174	45	(42)	1,350	133	(8)	—
Short Duration Inflation Protection Bond Fund	1,253	157	71	4	1,343	133	(5)	—
American Century Low Volatility ETF	954	212	6	(60)	1,100	25	—	4
Avantis U.S. Equity Fund	2,716	592	69	(262)	2,977	217	(1)	—
Avantis U.S. Small Cap Value Fund	268	51	—	(32)	287	21	—	—
Focused Large Cap Value Fund	1,995	393	5	(162)	2,221	239	—	14
Growth Fund	1,777	383	84	(126)	1,950	43	(1)	—
Heritage Fund(3)	247	58	—	(39)	266	12	—	—
Mid Cap Value Fund	477	114	—	(55)	536	37	—	3
Small Cap Growth Fund	257	77	—	(46)	288	17	—	—
Emerging Markets Debt Fund	559	85	36	(34)	574	69	(4)	7
Global Bond Fund	3,088	492	102	(125)	3,353	408	(15)	33
Avantis Emerging Markets Equity Fund	266	34	—	(28)	272	27	—	—
Avantis International Equity Fund	1,242	277	—	(133)	1,386	133	—	—
Focused International Growth Fund	669	197	—	(108)	758	53	—	—
Global Real Estate Fund	316	78	—	(36)	358	33	—	—
International Small-Mid Cap Fund	73	14	—	(11)	76	9	—	—
International Value Fund	769	152	3	(67)	851	109	—	—
	$27,568	$5,120	$765	$(1,792)	$30,131	2,990	$(79)	$172
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.